Cover	Nov. 10, 2021	Aug. 12, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 10, 2021
Entity Registrant Name	IZEA WORLDWIDE, INC.
Entity File Number		001-37703
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	IZEA
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Entity Address, Postal Zip Code	32804
Entity Emerging Growth Company	false
Local Phone Number	674-6911
City Area Code	(407)
Entity Address, Address Line One	1317 Edgewater Dr
Entity Address, Address Line Two	#1880
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Security Exchange Name	NASDAQ
Entity Tax Identification Number	37-1530765
Entity Central Index Key	0001495231
Amendment Flag	false
Entity Incorporation, State or Country Code		NV